Long term debt (Details) - Schedule of Long-term Debt Instruments (Parentheticals) - Secured Debt [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Interest	9.00%	9.00%
Matures	September, 2017	September, 2017